N-4		1 Months Ended
	Apr. 14, 2026	Jan. 19, 2026	Dec. 14, 2025	Nov. 14, 2025	Oct. 14, 2025	Sep. 14, 2025	Aug. 14, 2025	Jul. 17, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /IN/
Entity Central Index Key	0000726865
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Level Advantage 2 Advisory Select
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage 2® Advisory Select
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/29/2026
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
1 Year Capital Group Growth ETF Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%
1 Year Capital Group Growth ETF Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
1 Year Capital Group Global Growth Equity ETF Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
1 Year Capital Group Global Growth Equity ETF Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
1 Year Nasdaq-100® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
1 Year Capital Group Growth ETF Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
1 Year Capital Group Global Growth Equity ETF Dual Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%
1 Year Capital Group Growth ETF Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
1 Year Capital Group Growth ETF Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	n/a	n/a	n/a	n/a	n/a	n/a	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 15% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 25% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	n/a	n/a	n/a	n/a	n/a	n/a	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
6 Year S&P 500® Price Return Index Dual10 Plus	n/a	n/a	n/a	n/a	n/a	n/a	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year S&P 500® Price Return Index Dual15 Plus	n/a	n/a	n/a	n/a	n/a	n/a	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%

Level Advantage 2 Advisory Select | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Advisory Select | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Advisory Select | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Advisory Select | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage 2 Advisory Select | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Advisory Select | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
Level Advantage 2 Advisory Select | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Level Advantage 2 Advisory Select | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%
Level Advantage 2 Advisory Select | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
Level Advantage 2 Advisory Select | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Advisory Select | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Level Advantage 2 Advisory Select | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage 2 Advisory Select | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Level Advantage 2 Advisory Select | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory Select | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage 2 Advisory Select | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Advisory Select | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%